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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: September 30, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2006
-----------------------------------------------



Common Stock                        Shares       Value    Common Stock                             Shares         Value
---------------------------------  -------- ----------    --------------------------------------  -------  ------------
BASIC MATERIALS - 1.2%                                    CONSUMER, CYCLICAL - 16.9%
       Ecolab, Inc.                 25,000  $1,070,500           Advance Auto Parts, Inc.^         13,000  $    428,220
       Sigma-Aldrich Corp.^          6,500     491,855           Bed Bath & Beyond, Inc.*^         30,200     1,155,452
       Symyx Technologies*          11,000     233,090           Boyd Gaming Corp.                 14,500       557,380
       Valspar Corp.                20,800     553,280           Brunswick Corp.                    6,500       202,735
                                                                 CDW Corp.^                         8,200       505,776
COMMUNICATIONS - 9.5%                                            Centex Corp.                       6,500       342,030
       Amazon.Com, Inc.*^           19,400     623,128           Cheesecake Factory/The*^           8,700       236,553
       American Tower Corp.*^       50,400   1,839,600           Choice Hotels Int'l^              16,200       662,580
       Baidu.com - ADR*^             3,700     323,898           Cintas Corp.                      21,000       857,430
       Checkfree Corp.*^            16,000     661,120           Coach, Inc.*                      38,100     1,310,640
       Check Point Software*        18,200     347,256           Dick's Sporting Goods, Inc.*^     16,000       728,320
       Citadel Broadcasting Corp.   21,200     199,280           Dollar General Corp.^             48,426       660,046
       Clear Channel Outdoor*^      38,000     775,200           DreamWorks Animation*              9,800       244,118
       Crown Castle Int'l*^         52,500   1,850,100           Family Dollar Stores, Inc.        20,700       605,268
       Digital River, Inc.*^        11,600     592,992           Fastenal Co.                      10,400       401,336
       EW Scripps Co.^              10,000     479,300           Fred's, Inc.                      18,000       227,160
       F5 Networks, Inc.*^           6,500     349,180           Harley-Davidson, Inc.             26,400     1,656,600
       Getty Images, Inc.*^         16,700     829,656           Harman Int'l Ind.                  9,000       750,960
       Harte-Hanks, Inc.            11,850     312,248           Harrah's Entertainment, Inc.       9,300       617,799
       Juniper Networks, Inc.*^     42,000     725,760           Hilton Hotels Corp.^              44,200     1,230,970
       Lamar Advertising Co.*^      19,900   1,062,859           HNI Corp.                          6,000       249,480
       McAfee, Inc.*^               26,300     643,298           Int'l Game Tech.^                 34,500     1,431,750
       McGraw-Hill Cos., Inc./The    6,400     371,392           KB Home^                           5,000       219,000
       Meredith Corp.                8,100     399,573           Lennar Corp.^                     13,300       601,825
       NeuStar, Inc.*               14,000     388,500           Marriott Int'l, Inc.              36,200     1,398,768
       NII Holdings, Inc.*^         16,600   1,031,856           Men's Wearhouse, Inc.^            13,838       514,893
       Omnicom Group, Inc.          13,700   1,282,320           Meritage Homes Corp.*^             6,000       249,660
       Rogers Communications        14,100     773,667           O'Reilly Automotive, Inc.*^       24,200       803,682
       Salem Communications*^       22,700     256,737           OSI Restaurant Partners, Inc.^     8,000       253,680
       SBA Communications Corp.*^   26,600     647,178           Panera Bread Co.*^                 7,700       448,525
       Sina Corp*^                   9,400     236,410           PetSmart, Inc.^                   25,000       694,000
       Time Warner Telecom, Inc.*   26,700     507,567           Pulte Homes, Inc.^                 8,400       267,624
       VeriSign, Inc.*^             30,200     610,040           Ross Stores, Inc.                 16,000       406,560
       Websense, Inc.*              10,600     229,066           Royal Caribbean Cruises^          14,500       562,745
       WPP Group PLC - ADR          15,985     986,754           Shuffle Master, Inc.*^            27,100       731,971
                                                                 Skywest, Inc.^                    55,500     1,360,860
                                                                 Southwest Airlines Co.            70,000     1,166,200
                                                                 Staples, Inc.                     31,200       759,096


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2006
-----------------------------------------------



Common Stock                        Shares       Value    Common Stock                             Shares         Value
---------------------------------- -------  ----------    --------------------------------------  -------  ------------
CONSUMER,CYCLICAL-16.9% (Cont'd)                          CONSUMER,NON-CYCLCL-24.2% (Cont'd)
       Starwood Hotels & Resorts    20,300  $1,160,957           Genzyme Corp.*                     6,500  $    438,555
       Station Casinos, Inc.^       11,300     653,479           H&R Block, Inc.^                  14,400       313,056
       Thor Industries, Inc.^        9,500     391,115           Health Management Assoc.          19,500       407,550
       Tiffany & Co.                31,200   1,035,840           Healthways, Inc.*^                 7,500       334,500
       Tim Hortons, Inc.^           12,600     331,380           Henry Schein, Inc.*^              14,000       701,960
       TJX Cos., Inc.               47,300   1,325,819           Hershey Co./The^                  13,300       710,885
       Toll Brothers, Inc.*^         9,700     272,376           Hologic, Inc.*^                    6,900       300,288
       Urban Outfitters, Inc.*^     18,200     322,504           Humana, Inc.*                     19,500     1,288,755
       Williams-Sonoma, Inc.^       19,700     638,083           Integra LifeSciences*^            10,000       374,800
       Winnebago Industries^        12,600     395,388           Invitrogen Corp.*^                 7,100       450,211
       WMS Industries, Inc.*^       13,000     379,730           Iron Mountain, Inc.*              31,900     1,369,786
       WW Grainger, Inc.            13,000     871,260           ITT Educational Srvcs*             7,700       510,510
       Wynn Resorts Ltd.*^          16,800   1,142,568           Kyphon, Inc.*^                    12,000       449,040
                                                                 Laboratory Corp of America*^      14,600       957,322
CONSUMER, NON-CYCLICAL - 24.2%                                   LECG Corp.*^                      16,300       305,788
       Alkermes, Inc.*^             15,100     239,335           LifePoint Hospitals, Inc.*        10,000       353,200
       Allergan, Inc.               15,404   1,734,644           Lincare Holdings, Inc.*           17,700       613,128
       American Medical Systems*^   27,800     512,354           Manor Care, Inc.^                 19,000       993,320
       Amylin Pharmaceuticals*^     12,000     528,840           Manpower, Inc.                     7,500       459,525
       Apollo Group, Inc.*^          6,229     306,716           Martek Biosciences Corp.*^        11,600       249,516
       Arthrocare Corp.*^           11,500     538,890           McCormick & Co., Inc.             15,500       588,690
       Atherogenics, Inc.*^         16,000     210,720           Medco Health Solutions*           18,000     1,081,980
       Avery Dennison Corp.          7,800     469,326           Medimmune, Inc.*^                 27,700       810,779
       Avon Products, Inc.          40,000   1,226,400           Millennium Pharmaceuticals*^      37,100       368,774
       Becton Dickinson & Co.        7,800     551,226           Millipore Corp.*                   7,800       478,140
       Biomet, Inc.                 24,875     800,726           Monster Worldwide, Inc.*          25,600       926,464
       Celgene Corp.*^              40,100   1,736,330           Moody's Corp.                     25,800     1,686,804
       Cephalon, Inc.*^             12,600     778,050           Myogen, Inc.*                      9,400       329,752
       Charles River Laboratories*  10,000     434,100           Nektar Therapeutics*^             15,100       217,591
       ChoicePoint, Inc.*           14,100     504,780           Neurocrine Biosciences, Inc.*^    18,700       201,025
       Corporate Executive Board    14,000   1,258,740           Omnicare, Inc.^                    6,100       262,849
       Coventry Health Care, Inc.*  26,550   1,367,856           OSI Pharmaceuticals, Inc.*^        9,500       356,535
       CR Bard, Inc.                12,000     900,000           Patterson Cos., Inc.*^             9,200       309,212
       Dade Behring Holdings, Inc.  10,400     417,664           PDL BioPharma, Inc.*^             11,400       218,880
       DaVita, Inc.*                14,500     839,115           Qiagen NV*                        45,900       727,056
       deCODE genetics, Inc.*^      39,800     218,900           Quest Diagnostics, Inc.^          16,322       998,254
       Dentsply Int'l, Inc.         17,000     511,870           Resmed, Inc.*^                    17,000       684,250
       DeVry, Inc.^                 13,700     291,399           Respironics, Inc.*                13,400       517,374
       Edwards Lifesciences Corp.*   8,000     372,720           Ritchie Bros Auctioneers          17,400       932,814
       Equifax, Inc.                17,700     649,767           Robert Half Int'l, Inc.^          25,000       849,250
       Express Scripts, Inc.*       14,800   1,116,660           Sepracor, Inc.*^                  13,300       644,252
       Gen-Probe, Inc.*              6,000     281,340           St Jude Medical, Inc.*^           40,200     1,418,658



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2006
-----------------------------------------------



Common Stock                        Shares      Value    Common Stock                              Shares         Value
--------------------------------   -------  ----------    --------------------------------------  -------  ------------
CONSUMER,NON-CYCLCL-24.2%(Cont'd)                         FINANCIAL - 10.8% (Cont'd)
       Techne Corp.*^               13,700  $  696,782           Investors Financial Srvcs^        26,900  $  1,158,852
       Theravance, Inc.*            14,400     389,376           Janus Capital Group, Inc.^        24,600       485,112
       Universal Technical Inst      6,500     116,285           Lazard Ltd.                       10,100       403,798
       Varian Medical Systems*^     14,200     758,138           Legg Mason, Inc.                   4,700       474,042
       Ventana Medical Systems*^    11,000     449,130           Markel Corp.*                      1,200       492,792
       Vertex Pharmaceuticals*      20,570     692,181           Marsh & McLennan Cos.^            16,000       450,400
       WM Wrigley Jr Co.            21,000     967,260           MBIA, Inc.^                        6,500       399,360
       Zimmer Holdings, Inc.*        5,200     351,000           Mellon Financial Corp.            22,500       879,750
                                                                 Northern Trust Corp.              24,600     1,437,378
ENERGY - 8.4%                                                    Nuveen Investments, Inc.^          8,700       445,701
       Bill Barrett Corp.*^         38,500     945,560           optionsXpress Holdings Inc        11,200       312,256
       BJ Srvcs Co.                 41,400   1,247,382           State Street Corp.                17,800     1,110,720
       Cameron Int'l Corp.*^        35,200   1,700,512           SVB Financial Group*^              8,300       370,512
       Compton Petroleum Corp.*     33,800     337,324           Synovus Financial Corp.           29,800       875,226
       Consol Energy, Inc.          33,000   1,047,090           TD Ameritrade Holding Corp.*^     46,800       882,180
       Core Laboratories NV*         6,600     421,080           UCBH Holdings, Inc.^              19,000       331,740
       Diamond Offshore Drilling^    9,000     651,330           Willis Group Holdings Ltd.^       13,500       513,000
       Foundation Coal Holdings     35,100   1,136,187
       Grant Prideco, Inc.*         37,500   1,426,125     INDUSTRIAL - 10.1%
       Mariner Energy, Inc.*        22,100     405,977           American Power Conversion         21,200       465,552
       Murphy Oil Corp.             19,000     903,450           Ametek, Inc.^                     18,200       792,610
       Nabors Industries Ltd.*      22,000     654,500           CH Robinson Worldwide, Inc.^      20,100       896,058
       Smith Int'l, Inc.^           39,600   1,536,480           Cogent, Inc.*^                    35,800       491,534
       Ultra Petroleum Corp.*       22,900   1,101,719           Cymer, Inc.*^                      6,500       285,415
       Weatherford Int'l*           35,470   1,479,808           Dolby Laboratories, Inc.*         11,400       226,290
       Williams Cos., Inc.          51,000   1,217,370           Empresa Brasileira - ADR          22,500       883,575
       XTO Energy, Inc.             28,900   1,217,557           Expeditors Int'l^                 18,800       838,104
                                                                 Flir Systems, Inc.*^              14,200       385,672
FINANCIAL - 10.8%                                                Fluor Corp.^                      19,500     1,499,355
       Affiliated Managers Group*^   3,400     340,374           Garmin Ltd.^                       8,800       429,264
       AMBAC Financial Group, Inc.   5,450     450,988           Gentex Corp.^                     15,000       213,150
       Arch Capital Group Ltd.*     10,600     672,994           Graco, Inc.                       19,600       765,576
       Axis Capital Holdings Ltd.   12,000     416,280           IDEX Corp.                         7,450       320,723
       BlackRock, Inc.               6,300     938,700           II-VI, Inc.*                      19,300       480,956
       Brown & Brown, Inc.          12,000     366,720           ITT Corp.                         10,400       533,208
       Cbot Holdings, Inc.*^        14,200   1,715,218           Jabil Circuit, Inc.^              28,700       819,959
       Charles Schwab Corp./The     22,900     410,139           Joy Global, Inc.                  16,800       631,176
       Chicago Mercantile            3,900   1,865,175           Landstar System, Inc.^            19,200       819,840
       Cigna Corp.                   5,700     663,024           Nat'l Instruments Corp.           15,250       416,935
       City Nat'l Corp.              4,500     301,770           Pall Corp.                        15,000       462,150
       E*Trade Financial Corp.*     50,400   1,205,568           Precision Castparts Corp.         17,000     1,073,720
       East West Bancorp, Inc.      11,300     447,593           Rockwell Collins, Inc.            28,400     1,557,456
       Eaton Vance Corp.^           23,000     663,780           Roper Industries, Inc.            17,200       769,528
       Federated Investors, Inc.^    9,700     327,957           Sealed Air Corp.^                  9,000       487,080
       First Horizon Nat'l Corp.^    5,000     190,050
See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2006
-----------------------------------------------


                                                          Common Stock, Cash Collateral and       Shares/
Common Stock                        Shares       Value    Repurchase Agreement                  Principal         Value
--------------------------------  --------  ----------    ------------------------------------  ---------  ------------
INDUSTRIAL - 10.1% (Cont'd)                               TECHNOLOGY - 18.0% (Cont'd)
       Stericycle, Inc.*^            9,200  $  642,068           MEMC Electronic Materials*^       22,200  $    813,186
       Symbol Technologies, Inc.    36,464     541,855           Microchip Technology, Inc.^       52,657     1,707,140
       Thermo Fisher Scientific*    10,000     393,300           MoneyGram Int'l^                  38,800     1,127,528
       UTi Worldwide, Inc.^         45,500   1,272,635           Nat'l Semiconductor               56,100     1,320,033
       Waters Corp.*                16,200     733,536           NAVTEQ Corp.*^                    32,900       859,019
       Zebra Technologies Corp.*^   11,000     393,140           Paychex, Inc.^                    35,687     1,315,066
                                                                 QLogic Corp.*                     20,000       378,000
TECHNOLOGY - 18.0%                                               Red Hat, Inc.*^                   32,200       678,776
       Activision, Inc.*^           35,554     536,865           Salesforce.com, Inc.*^            14,800       531,024
       Adobe Systems, Inc.*         19,700     737,962           Satyam Computer  - ADR^           15,000       580,350
       Altera Corp.*^               82,900   1,523,702           SEI Investments Co.^               6,700       376,473
       American Reprographics Co.*  13,200     423,192           Semtech Corp.*                    15,000       191,400
       Analog Devices, Inc.         48,100   1,413,659           Silicon Laboratories, Inc.*^      30,300       939,906
       Autodesk, Inc.*              20,600     716,468           Synopsys, Inc.*                   18,600       366,792
       Avid Technology, Inc.*^       7,800     284,076           Teradyne, Inc.*^                  53,400       702,744
       Broadcom Corp.*^             49,800   1,510,932           THQ, Inc.*^                       19,750       576,108
       Cadence Design Systems*      27,000     457,920           Xilinx, Inc.                      69,400     1,523,330
       Citrix Systems, Inc.*        18,600     673,506
       Cognizant Technology*        20,356   1,506,548     UTILITIES - 0.7%
       Cognos, Inc.*                17,000     620,500           AES Corp.*                        69,000     1,406,910
       DST Systems, Inc.*^           8,200     505,694                                                     -------------
       Dun & Bradstreet Corp.*       8,500     637,415     TOTAL COMMON STOCK - 99.8%
       Electronic Arts, Inc.*        9,000     502,560           (Cost $163,383,874)                        203,739,066
       Factset Research Systems     10,800     524,556
       Fairchild Semiconductor*^    20,300     379,610     INVESTMENT OF CASH COLLATERAL-38.7%
       Fair Isaac Corp.             12,150     444,326           CSFB Enhanced Liquidity Fund  78,896,371    78,896,371
       Fidelity Nat'l Information   10,000     370,000
       Fiserv, Inc.*                11,500     541,535     REPURCHASE AGREEMENT - 0.1%
       Global Payments, Inc.        13,000     572,130           Fifth Third Bank, 4.80%,
       Hyperion Solutions Corp.*^    9,000     310,320           10/02/06, dated 9/29/06,
       Integrated Device Tech.*     35,100     564,057           with maturity value of
       Intersil Corp.               23,200     569,560           $155,237 (Collateral by
       Intuit, Inc.*                34,500   1,107,105           $161,000 Fannie Mae
       Jack Henry & Associates^     20,000     435,800           obligation, 5.00% 9/7/10,
       Kla-Tencor Corp.             10,600     471,382           market value $160,033)         $ 155,175       155,175
       Lam Research Corp.*^         12,000     543,960                                                     -------------
       Linear Technology Corp.^     50,600   1,574,672     TOTAL INVESTMENTS IN SECURITIES-138.6%
       Marvell Technology Group*^   53,400   1,034,358           (Cost $242,435,420)                        282,790,612
       Maxim Integrated Products    49,300   1,384,344
                                                           OTHER ASSETS LESS LIABILITIES - (38.6%)          (78,789,615)
                                                                                                           -------------
                                                                                                           $204,000,998
                                                                                                           =============


* Securities are non-income producing
^ A portion of these securities are on loan.
At June 30, 2006, TOTAL NET ASSETS - 100.0%
$86,156,587 and the total market value of the collateral held by fund is $88,592,300.
ADR - American Depository Receipt

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------



Common Stock                        Shares       Value   Common Stock                          Shares         Value
--------------------------------  --------  ----------  ------------------------------------  -------  ------------
BASIC MATERIALS - 1.6%                                   COMMUNICATIONS - 6.3% (Cont'd)
       Alcoa, Inc.                  42,500  $1,191,700          Rogers Communications           6,000  $    329,220
       BHP Billiton Ltd. - ADR      30,400   1,151,552          Salem Communications*           8,800        99,528
       Ecolab, Inc.                 10,100     432,482          SBA Communications Corp.*      10,900       265,197
       Int'l Paper Co.              14,700     509,061          Sina Corp*^                     4,200       105,630
       Newmont Mining Corp.         12,700     542,925          TELUS Corp.                    23,000     1,287,310
       Rio Tinto PLC - ADR           5,300   1,005,039          Time Warner, Inc.              55,400     1,009,942
       Rohm & Haas Co.^             10,000     473,500          Time Warner Telecom, Inc.*     11,400       216,714
       Sigma-Aldrich Corp.^          2,000     151,340          VeriSign, Inc.*^               10,100       204,020
       Symyx Technologies*           3,800      80,522          Verizon Communications         19,700       731,461
       Valspar Corp.                29,200     776,720          Viacom, Inc.*                  18,097       672,846
                                                                Walt Disney Co.                27,400       846,934
COMMUNICATIONS - 6.3%                                           Websense, Inc.*                 4,800       103,728
       Alltel Corp.                 12,086     670,773          WPP Grp PLC - ADR              24,089     1,487,014
       Amazon.Com, Inc.*^            8,000     256,960
       America Movil - ADR          18,900     744,093   CONSUMER, CYCLICAL - 8.0%
       American Tower Corp.*        20,800     759,200          Advance Auto Parts, Inc.^       5,500       181,170
       Baidu.com - ADR*^             1,600     140,064          Bed Bath & Beyond, Inc.*^      12,800       489,728
       BellSouth Corp.              22,600     966,150          Boyd Gaming Corp.               4,900       188,356
       CBS Corp.                    14,897     419,648          Brunswick Corp.                 3,000        93,570
       Checkfree Corp.*^             7,500     309,900          Carnival Corp.^                11,000       517,330
       Check Point Software*         8,100     154,548          CDW Corp.^                      3,400       209,712
       Cisco Sys, Inc.*            118,400   2,720,832          Centex Corp.^                  12,600       663,012
       Citadel Broadcasting Corp.    9,100      85,540          Cheesecake Factory/The*         3,600        97,884
       Clear Channel Comm.          22,368     645,317          Choice Hotels Int'l^            7,000       286,300
       Clear Channel Outdoor*       13,500     275,400          Cintas Corp.                    7,400       302,142
       Crown Castle Int'l*^         21,500     757,660          Coach, Inc.*                   19,700       677,680
       Digital River, Inc.*^         5,800     296,496          Dick's Sporting Goods, Inc.*^   6,000       273,120
       EW Scripps Co.^               4,000     191,720          Dollar General Corp.^          19,757       269,288
       F5 Networks, Inc.*^           2,800     150,416          DreamWorks Animation*           4,100       102,131
       Gannett Co., Inc.^           10,300     585,349          Family Dollar Stores, Inc.     38,100     1,114,044
       Getty Images, Inc.*^          7,500     372,600          Fastenal Co.                    4,300       165,937
       Harte-Hanks, Inc.             7,900     208,165          Fred's, Inc.                    6,600        83,292
       Juniper Networks, Inc.*^     15,400     266,112          Harley-Davidson, Inc.^         21,900     1,374,225
       Lamar Advertising Co.*^       9,500     507,395          Harman Int'l Ind.^              3,200       267,008
       McAfee, Inc.*                12,400     303,304          Harrah's Entertainment, Inc.^  15,800     1,049,594
       McGraw-Hill Cos., Inc./The   15,400     893,662          Hilton Hotels Corp.^           45,400     1,264,390
       Meredith Corp.               11,400     562,362          HNI Corp.                       3,300       137,214
       NeuStar, Inc.*                5,900     163,725          Home Depot, Inc.               51,000     1,849,770
       News Corp.^                  28,900     596,496          Int'l Game Tech.^              32,900     1,365,350
       NII Hldgs, Inc.*^             7,200     447,552          KB Home                         2,200        96,360
       Nokia OYJ - ADR              56,800   1,118,392          Lennar Corp.^                  18,200       823,550
       Omnicom Grp, Inc.            19,700   1,843,920          Marriott Int'l, Inc.           29,600     1,143,744
                                                                Mattel, Inc.                   20,000       394,000
                                                                McDonald's Corp.               27,700     1,083,624
See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------


Common Stock                        Shares       Value   Common Stock                          Shares         Value
---------------------------------  -------  ----------  ------------------------------------  -------  ------------
CONSUMER, CYCLICAL - 8.0% (Cont'd)                       CONSUMER,NON-CYCLICAL-15.1% (Cont'd)
       Men's Wearhouse, Inc.^        6,375  $  237,214          Biomet, Inc.                    8,950  $    288,101
       Meritage Homes Corp.*^       13,000     540,930          Cardinal Health, Inc.           9,000       591,660
       Nike, Inc.                   10,000     876,200          Celgene Corp.*^                16,700       723,110
       O'Reilly Automotive, Inc.*^  11,800     391,878          Cephalon, Inc.*^                5,300       327,275
       OSI Restaurant Partners, Inc 13,900     440,769          Charles River Laboratories*     4,200       182,322
       Panera Bread Co.*^            3,500     203,875          ChoicePoint, Inc.*              5,666       202,843
       PetSmart, Inc.^               8,500     235,960          Coca-Cola Co./The              47,800     2,135,704
       Pulte Homes, Inc.             3,000      95,580          Colgate-Palmolive Co.          19,300     1,198,530
       Ross Stores, Inc.             6,800     172,788          Corporate Executive Board       6,400       575,424
       Royal Caribbean Cruises^      5,900     228,979          Coventry Health Care, Inc.*    11,550       595,056
       Shuffle Master, Inc.*^       12,050     325,471          CR Bard, Inc.                   9,800       735,000
       Skywest, Inc.                43,300   1,061,716          Dade Behring Hldgs, Inc.        4,500       180,720
       Southwest Airlines Co.       86,500   1,441,090          DaVita, Inc.*                   6,150       355,901
       Staples, Inc.                11,400     277,362          deCODE genetics, Inc.*^        17,200        94,600
       Starwood Hotels & Resorts     8,500     486,115          Dentsply Int'l, Inc.            8,400       252,924
       Station Casinos, Inc.^        4,700     271,801          DeVry, Inc.                     5,700       121,239
       Thor Industries, Inc.^        4,700     193,499          Diageo PLC - ADR                6,800       483,072
       Tiffany & Co.                13,400     444,880          Edwards Lifesciences Corp.*     3,600       167,724
       Tim Hortons, Inc.^            5,300     139,390          Eli Lilly & Co.                28,300     1,613,100
       TJX Cos., Inc.               50,800   1,423,924          Equifax, Inc.                   5,500       201,905
       Toll Brothers, Inc.*^         4,100     115,128          Express Scripts, Inc.*          6,600       497,970
       Urban Outfitters, Inc.*^      7,700     136,444          General Mills, Inc.            12,300       696,180
       Wal-Mart Stores, Inc.        49,300   2,431,476          Gen-Probe, Inc.*                3,500       164,115
       Williams-Sonoma, Inc.^        8,800     285,032          Genzyme Corp.*                  3,000       202,410
       Winnebago Industries^        16,400     514,632          GlaxoSmithKline PLC - ADR      14,900       793,127
       WMS Industries, Inc.*^        5,600     163,576          H&R Block, Inc.                 6,400       139,136
       WW Grainger, Inc.            16,600   1,112,532          Health Management Assoc.        8,100       169,290
       Wynn Resorts Ltd.*^           7,100     482,871          Healthways, Inc.*^              3,200       142,720
                                                                Henry Schein, Inc.*             5,400       270,756
CONSUMER, NON-CYCLICAL - 15.1%                                  Hershey Co./The^               16,100       860,545
       Abbott Laboratories          30,275   1,470,154          Hologic, Inc.*^                 2,900       126,208
       Alkermes, Inc.*^              6,400     101,440          Humana, Inc.*                   8,900       588,201
       Allergan, Inc.                6,370     717,326          Integra LifeSciences*^          3,800       142,424
       Altria Grp, Inc.             45,600   3,490,680          Invitrogen Corp.*^              3,000       190,230
       American Medical Sys*^       12,100     223,003          Iron Mountain, Inc.*^          13,875       595,793
       Amylin Pharmaceuticals*^      4,200     185,094          ITT Educational Srvcs*          3,900       258,570
       Anheuser-Busch Cos., Inc.^   13,500     641,385          Johnson & Johnson              41,700     2,707,998
       Apollo Grp, Inc.*^            2,545     125,316          Kimberly-Clark Corp.           13,700       895,432
       Arthrocare Corp.*^            4,800     224,928          Kyphon, Inc.*^                  5,400       202,068
       AstraZeneca PLC - ADR        11,200     700,000          Laboratory Corp of America*^    6,200       406,534
       Atherogenics, Inc.*^          9,700     127,749          LECG Corp.*^                    7,600       142,576
       Avery Dennison Corp.         10,300     619,751          LifePoint Hospitals, Inc.*      4,000       141,280
       Avon Products, Inc.          45,500   1,395,030          Lincare Hldgs, Inc.*^           7,400       256,336
       Baxter Int'l, Inc.           28,500   1,295,610          Manor Care, Inc.^               8,200       428,696
       Becton Dickinson & Co.        3,300     233,211          Manpower, Inc.                  3,300       202,191
See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------


Common Stock                        Shares       Value   Common Stock                          Shares         Value
--------------------------------  --------  ----------  ------------------------------------  -------  ------------
CONSUMER,NON-CYCLCL-15.1% (Cont'd)                      ENERGY - 7.3%
       Martek Biosciences Corp.*^    4,900  $  105,399          Apache Corp.                    8,900  $    562,480
       McCormick & Co., Inc.         5,700     216,486          Baker Hughes, Inc.             24,800     1,691,360
       Medco Health Solutions*       6,598     396,606          Bill Barrett Corp.*^           15,300       375,768
       Medimmune, Inc.*^            11,600     339,532          BJ Srvcs Co.                   35,100     1,057,563
       Medtronic, Inc.              14,000     650,160          BP PLC - ADR                   12,392       812,667
       Merck & Co., Inc.            65,500   2,744,450          Cameron Int'l Corp.*^          14,500       700,495
       Millennium Pharmaceuticals*^ 16,100     160,034          Chevron Corp.                  35,642     2,311,740
       Millipore Corp.*              3,300     202,290          Compton Petroleum Corp.*       14,100       140,718
       Monster Worldwide, Inc.*     13,500     488,565          Consol Energy, Inc.            56,200     1,783,226
       Moody's Corp.                11,000     719,180          Core Laboratories NV*           2,800       178,640
       Myogen, Inc.*^                4,000     140,320          Devon Energy Corp.              8,200       517,830
       Nektar Therapeutics*^         6,500      93,665          Diamond Offshore Drilling^      3,400       246,058
       Neurocrine Biosciences, Inc.  8,000      86,000          Exxon Mobil Corp.              39,402     2,643,874
       Novartis AG - ADR             6,000     350,640          Foundation Coal Hldgs          36,300     1,175,031
       Omnicare, Inc.                2,500     107,725          Grant Prideco, Inc.*           14,000       532,420
       OSI Pharmaceuticals, Inc.*^   4,100     153,873          Halliburton Co.                14,000       398,300
       Patterson Cos., Inc.*^        3,900     131,079          Mariner Energy, Inc.*           9,200       169,004
       PepsiCo., Inc.               26,900   1,755,494          Murphy Oil Corp.^              25,500     1,212,525
       Pfizer, Inc.                116,886   3,314,887          Nabors Industries Ltd.*         8,100       240,975
       Procter & Gamble Co.         22,500   1,394,550          Royal Dutch Shell PLC - ADR    17,100     1,130,310
       PDL BioPharma, Inc.*^         6,700     128,640          Schlumberger Ltd.              45,460     2,819,884
       Qiagen NV*                   21,800     345,312          Smith Int'l, Inc.^             40,000     1,552,000
       Quest Diagnostics, Inc.^     17,488   1,069,566          Total SA - ADR                 36,500     2,406,810
       Resmed, Inc.*^                7,000     281,750          Ultra Petroleum Corp.*         17,900       861,169
       Respironics, Inc.*            6,400     247,104          Weatherford Int'l*             30,000     1,251,600
       Ritchie Bros Auctioneers      5,800     310,938          Williams Cos., Inc.            47,200     1,126,664
       Robert Half Int'l, Inc.      11,400     387,258          XTO Energy, Inc.               23,666       997,049
       Schering-Plough Corp.        32,000     706,880
       Sepracor, Inc.*^              5,500     266,420   FINANCIAL - 11.8%
       St Jude Medical, Inc.*^      16,700     589,343          Aflac, Inc.                    22,700     1,038,752
       Stryker Corp.^               14,800     733,932          Affiliated Managers Grp*^       1,400       140,154
       Sysco Corp.^                 26,700     893,115          AMBAC Financial Grp, Inc.       2,300       190,325
       Techne Corp.*^                6,500     330,590          American Express Co.           19,000     1,065,520
       Theravance, Inc.*             6,100     164,944          American Int'l Grp             28,680     1,900,337
       UnitedHealth Grp, Inc.       11,440     562,848          TD Ameritrade Holding Corp.*   21,300       401,505
       Universal Technical Inst.*    4,200      75,138          Arch Capital Grp Ltd.*          2,700       171,423
       UST, Inc.                     9,500     520,885          Axis Capital Hldgs Ltd.         3,700       128,353
       Varian Medical Sys*^          5,800     309,662          Bank of America Corp.          47,726     2,556,682
       Ventana Medical Sys*^         4,500     183,735          Bank of New York Co., Inc.     27,000       952,020
       Vertex Pharmaceuticals*^      8,950     301,168          BB&T Corp.^                     9,900       433,422
       WellPoint, Inc.*             12,900     993,945          BlackRock, Inc.                 2,700       402,300
       WM Wrigley Jr Co.^           19,050     877,443          Brown & Brown, Inc.             5,400       165,024
       Wyeth                        31,300   1,591,292          Chicago Mercantile              1,700       813,025
       Zimmer Hldgs, Inc.*           3,600     243,000          Cigna Corp.                     2,500       290,800
  See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------


Common Stock                        Shares       Value   Common Stock                          Shares         Value
--------------------------------  --------  ----------  ------------------------------------  -------  ------------
FINANCIAL - 11.8% (Cont'd)                               INDUSTRIAL - 6.8%
       CitiGrp, Inc.                72,244  $3,588,359          3M Co.                         17,700  $  1,317,234
       City Nat'l Corp.             12,300     824,838          Agilent Technologies, Inc.*     9,500       310,555
       Countrywide Financial Corp.  13,598     476,474          American Power Conversion       8,800       193,248
       E*Trade Financial Corp.*     21,600     516,672          Ametek, Inc.                    8,800       383,240
       East West Bancorp, Inc.       5,500     217,855          Boeing Co.                     13,440     1,059,744
       Eaton Vance Corp.             9,600     277,056          Caterpillar, Inc.              21,300     1,401,540
       Equity Office Properties^    24,000     954,240          CH Robinson Worldwide, Inc.^    8,400       374,472
       Fannie Mae                   12,800     715,648          Cogent, Inc.*^                 13,600       186,728
       Federated Investors, Inc.^   18,500     625,485          Cymer, Inc.*^                   2,900       127,339
       Fifth Third Bancorp          12,900     491,232          Dolby Laboratories, Inc.*       7,400       146,890
       First Horizon Nat'l Corp.^   13,200     501,732          Emerson Electric Co.            9,000       754,740
       Freddie Mac                  11,600     769,428          Empresa Brasileira - ADR       10,200       400,554
       Goldman Sachs Grp, Inc.^     10,300   1,742,451          Expeditors Int'l                7,400       329,892
       Hartford Financial Srvcs      7,500     650,625          Flir Sys, Inc.*^                6,000       162,960
       Investors Financial Srvcs^   11,500     495,420          Fluor Corp.^                   19,200     1,476,288
       Janus Capital Grp, Inc.^     10,100     199,172          Garmin Ltd.^                    3,800       185,364
       Lazard Ltd.                   5,400     215,892          General Dynamics Corp.         13,800       989,046
       Legg Mason, Inc.              1,850     186,591          General Electric Co.          139,300     4,917,290
       Lehman Brothers^             15,266   1,127,547          Gentex Corp.                    7,200       102,312
       Markel Corp.*                   400     164,264          Graco, Inc.                     9,300       363,258
       Marsh & McLennan Cos.^       22,800     641,820          Honeywell Int'l, Inc.          28,600     1,169,740
       MBIA, Inc.                   10,750     660,480          IDEX Corp.                      4,050       174,353
       Mellon Financial Corp.       34,900   1,364,590          II-VI, Inc.*                    6,000       149,520
       Merrill Lynch & Co., Inc.    17,200   1,345,384          Illinois Tool Works, Inc.      27,100     1,216,790
       Morgan Stanley               17,800   1,297,798          ITT Corp.                       4,300       220,461
       Northern Trust Corp.^        23,600   1,378,948          Jabil Circuit, Inc.^           31,900       911,383
       Nuveen Investments, Inc.^    15,700     804,311          Joy Global, Inc.                7,000       262,990
       optionsXpress Hldgs Inc       4,700     131,036          Kennametal, Inc.^               9,800       555,170
       Progressive Corp./The        19,200     471,168          Landstar System, Inc.^         10,400       444,080
       RenaissanceRe Hldgs           9,100     505,960          Lockheed Martin Corp.          10,300       886,418
       St Joe Co.^                  20,500   1,124,835          Nat'l Instruments Corp.         6,650       181,811
       St Paul Travelers Cos., Inc. 17,800     834,642          Pall Corp.^                     7,400       227,994
       State Street Corp.           22,700   1,416,480          Precision Castparts Corp.      18,800     1,187,408
       SVB Financial Grp*^           3,500     156,240          Rockwell Collins, Inc.         12,100       663,564
       Synovus Financial Corp.      45,000   1,321,650          Roper Industries, Inc.          7,200       322,128
       UBS AG                        7,400     438,894          Sealed Air Corp.^              12,200       660,264
       UCBH Hldgs, Inc.              8,000     139,680          Stericycle, Inc.*^              4,000       279,160
       US Bancorp.                  30,928   1,027,428          Symbol Technologies, Inc.      15,687       233,109
       Vornado Realty Trust          2,800     305,200          Thermo Fisher Scientific*       4,000       157,320
       Washington Real Estate^      12,000     477,600          United Technologies Corp.      11,800       747,530
       Wells Fargo & Co.            89,860   3,251,135          UTi Worldwide, Inc.^           19,000       531,430
       Willis Grp Hldgs Ltd.^       22,800     866,400          Waters Corp.*                   7,100       321,488
       Cbot Hldgs, Inc.*^            5,900     712,661          Zebra Technologies Corp.*^      3,100       110,794
       Charles Schwab Corp./The     12,300     220,293
 See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------


Common Stock                        Shares       Value   Common Stock                          Shares         Value
--------------------------------  --------  ----------  ------------------------------------  -------  ------------
TECHNOLOGY - 7.8%                                       TECHNOLOGY - 7.8% (Cont'd)
       Activision, Inc.*^           14,221  $  214,737          Microchip Technology, Inc.^    42,412  $  1,374,997
       Adobe Sys, Inc.*              8,400     314,664          Microsoft Corp.               127,400     3,484,390
       Altera Corp.*^               35,400     650,652          MoneyGram Int'l^               17,300       502,738
       American Reprographics Co.*   5,500     176,330          Nat'l Semiconductor^           58,400     1,374,152
       Analog Devices, Inc.         52,600   1,545,914          NAVTEQ Corp.*^                 13,500       352,485
       Autodesk, Inc.*               8,800     306,064          Oracle Corp.*                  50,900       902,966
       Automatic Data Processing    35,500   1,680,570          QLogic Corp.*                   8,600       162,540
       Avid Technology, Inc.*^       3,300     120,186          Paychex, Inc.                  15,293       563,547
       Broadcom Corp.*^             23,300     706,922          Red Hat, Inc.*^                12,900       271,932
       Cadence Design Sys*^          8,800     149,248          Salesforce.com, Inc.*           4,700       168,636
       Citrix Sys, Inc.*             5,800     210,018          Satyam Computer  - ADR^         7,000       270,830
       Cognizant Technology*         8,168     604,514          SEI Investments Co.^            2,700       151,713
       Cognos, Inc.*                 6,700     244,550          Semtech Corp.*^                 8,000       102,080
       Dell, Inc.*                  42,900     979,836          Silicon Laboratories, Inc.*^   16,600       514,932
       DST Sys, Inc.*                2,500     154,175          Synopsys, Inc.*                 7,900       155,788
       Dun & Bradstreet Corp.*      11,050     828,640          Teradyne, Inc.*^               19,600       257,936
       Electronic Arts, Inc.*        3,600     201,024          Texas Instruments, Inc.        27,500       914,375
       Factset Research Sys          5,200     252,564          THQ, Inc.*^                     8,850       258,155
       Fairchild Semiconductor*      8,400     157,080          Xilinx, Inc.                   59,800     1,312,610
       Fair Isaac Corp.              5,100     186,507
       Fidelity Nat'l Information    4,700     173,900   UTILITIES - 1.9%
       First Data Corp.             19,252     808,584          AES Corp.*                     31,000       632,090
       Fiserv, Inc.*                 4,850     228,387          Allegheny Energy, Inc.*^       14,000       562,380
       Global Payments, Inc.         4,600     202,446          Duke Energy Corp.              22,500       679,500
       Hyperion Solutions Corp.*^    6,000     206,880          Edison Int'l                   12,700       528,828
       Integrated Device Tech.*     14,800     237,836          Entergy Corp.                  11,500       899,645
       Intel Corp.                  78,800   1,620,916          Exelon Corp.                   20,250     1,225,935
       Intersil Corp.^               7,300     179,215          FirstEnergy Corp.               8,688       485,312
       Intuit, Inc.*                14,900     478,141          FPL Grp, Inc.^                 11,000       495,000
       Jack Henry & Associates^      9,300     202,647          Pinnacle West Capital Corp.     9,100       409,955
       Kla-Tencor Corp.^             3,200     142,304          Progress Energy, Inc.^         10,400       471,952
       Lam Research Corp.*^          4,700     213,051          SCANA Corp.                    10,400       418,808
       Linear Technology Corp.      21,000     653,520          Southern Co./The^              14,000       482,440
       Marvell Technology Grp*^     28,600     553,982          TECO Energy, Inc.^             23,500       367,775
       Maxim Integrated Products^   55,400   1,555,632                                                -------------
       MEMC Electronic Materials*^  10,100     369,963   TOTAL COMMON STOCK - 66.6%
                                                                (Cost $216,117,306)                    $262,093,319
                                                                                                       -------------


*Securities are non-income producing

^ A portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan $58,446,010 and the total market value of the collateral held by fund is $60,131,052.

ADR - American Depository Receipt

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------

                                                                                            Principal
Fixed Income Securities                       Coupon        Maturity             Amount           Value
------------------------------------------  --------    ------------    ---------------   -------------
BASIC MATERIALS - 0.9%
    BHP Billiton Finance USA Ltd.              7.250      03/01/2016    $      500,000    $     563,525
    Int'l Paper Co.                            5.300      04/01/2015         1,000,000          966,837
    Rohm & Haas Co.                            9.800      04/15/2020           350,000          429,499
    Westvaco Corp.                             7.650      03/15/2027         1,500,000        1,573,605

COMMUNICATIONS - 5.1%
    Bell Canada                                9.500      10/15/2010         1,200,000        1,370,647
    BellSouth Corp.^                           6.000      10/15/2011         1,500,000        1,535,327
    CBS Corp.                                  8.625      08/01/2012         1,000,000        1,126,412
    CenturyTel, Inc.                           7.875      08/15/2012         1,500,000        1,623,515
    New Cingular Wireless Srvcs                8.750      03/01/2031         1,000,000        1,276,648
    Comcast Cable Communications               8.375      03/15/2013         2,000,000        2,283,442
    COX Communications, Inc.                   6.850      01/15/2018         1,050,000        1,092,553
    Deutsche Telekom Int'l                     8.000      06/15/2010         1,900,000        2,074,215
    GTE Corp.                                  7.900      02/01/2027         1,000,000        1,042,811
    Michigan Bell Telephone Co.                7.850      01/15/2022         1,000,000        1,104,936
    News America Holdings, Inc.                8.000      10/17/2016         1,000,000        1,153,213
    Nextel Communications, Inc.                7.375      08/01/2015         1,000,000        1,033,713
    TW, Inc.                                   9.125      01/15/2013         1,000,000        1,165,643
    Verizon New Jersey, Inc.                   8.000      06/01/2022           650,000          719,830
    Vodafone Group PLC                         5.375      01/30/2015         1,500,000        1,459,592

CONSUMER, CYCLICAL - 2.1%
    Autozone, Inc.                             5.500      11/15/2015         1,000,000          947,744
    DaimlerChrysler                            7.300      01/15/2012         1,000,000        1,062,878
    Darden Restaurants, Inc.                   7.125      02/01/2016         1,000,000        1,069,759
    Hilton Hotels Corp.                        7.200      12/15/2009           750,000          775,313
    Home Depot, Inc.                           5.400      03/01/2016         1,000,000          993,401
    May Department Stores Co.                  7.450      09/15/2011         1,000,000        1,065,183
    May Department Stores Co.                 10.250      01/01/2021           600,000          801,430
    Sabre Holdings Corp.                       7.350      08/01/2011         1,500,000        1,561,311

CONSUMER, NON-CYCLICAL - 0.3%
    Anheuser-Busch Cos., Inc.                  7.125      07/01/2017         1,000,000        1,041,455

ENERGY - 1.1%
    Duke Capital LLC                           8.000      10/01/2019         2,000,000        2,323,700
    Louisiana Land & Exploration               7.625      04/15/2013         1,000,000        1,115,459
    Premcor Refining Group, Inc.               7.500      06/15/2015         1,000,000        1,044,884

FINANCIAL - 8.3%
    ABN Amro Bank NV                           7.300      12/01/2026         1,000,000        1,002,369
    BankAmerica Institutional Capital*         7.700      12/31/2026         1,000,000        1,040,916

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------

                                                                             Principal
Fixed Income Securities                       Coupon        Maturity            Amount            Value
-------------------------------------  -------------   ------------    ---------------    -------------
FINANCIAL - 8.3% (Cont'd)
    Bank of America Corp.                      7.750      08/15/2015    $    1,250,000    $   1,446,400
    Bank One Corp.                            10.000      08/15/2010           750,000          864,897
    Bankers Trust Corp.                        7.500      11/15/2015         1,000,000        1,130,443
    Barnett Capital III                        5.996      02/01/2027         1,000,000          976,451
    BT Capital Trust B                         7.900      01/15/2027           549,000          570,680
    Capital One Financial Corp.                4.800      02/21/2012         1,000,000          964,376
    Chase Capital I                            7.670      12/01/2026         2,000,000        2,081,710
    CitiFinancial, Inc.                        6.625      06/01/2015         1,250,000        1,351,470
    Comerica Bank                              7.125      12/01/2013         1,050,000        1,071,716
    Countrywide Home Loans, Inc.               4.000      03/22/2011         1,500,000        1,415,712
    General Electric Capital Corp.             5.000      03/30/2019         1,000,000          930,979
    Goldman Sachs Group, Inc.                  6.875      01/15/2011         1,000,000        1,059,872
    Goldman Sachs Group, Inc.                  6.125      02/15/2033         1,000,000          996,173
    Hartford Financial Srvcs Group             7.300      11/01/2015         1,000,000        1,121,544
    HSBC Finance Corp.                         6.375      08/01/2010         1,000,000        1,040,089
    Jefferies Group, Inc.                      7.750      03/15/2012         1,500,000        1,645,191
    JP Morgan Chase Capital XIII               6.317      09/30/2034         2,000,000        2,005,234
    MBIA, Inc.                                 5.700      12/01/2034         1,000,000          963,086
    Merrill Lynch & Co., Inc.                  6.220      09/15/2026         1,000,000        1,017,246
    Morgan Stanley                             6.750      10/15/2013         1,000,000        1,072,746
    Morgan Stanley                             4.750      04/01/2014         1,000,000          950,980
    Ohio National Financial Srvcs*             7.000      07/15/2011         1,000,000        1,061,530
    Republic New York Corp.                    7.000      03/22/2011           500,000          532,585
    Santander Financial Issuances              6.375      02/15/2011         1,000,000        1,041,559
    Societe Generale                           5.500      09/22/2017         1,000,000          967,020
    SunAmerica, Inc.                           8.125      04/28/2023         1,000,000        1,246,750
    Washington Mutual, Inc.                    8.250      04/01/2010         1,000,000        1,085,626

GOVERNMENT - 4.4%
    Fannie Mae                                 5.000      12/30/2019         2,000,000        1,950,625
    Fannie Mae                                 5.700      02/18/2020         1,500,000        1,469,531
    Fannie Mae                                 5.610      02/24/2020         1,000,000          976,563
    Fannie Mae                                 5.750      07/30/2023         1,000,000          973,438
    Federal Farm Credit Bank                   5.450      07/28/2014         1,000,000          988,125
    Federal Home Loan Bank System              5.600      08/24/2015         1,000,000          989,688
    Federal Home Loan Bank System              5.750      10/15/2019         1,000,000          982,500
    Freddie Mac                                5.500      07/28/2015         1,000,000          989,085


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------

                                                                              Principal
Fixed Income Securities                       Coupon        Maturity             Amount           Value
------------------------------------------  --------    ------------    ---------------   -------------
GOVERNMENT - 4.4% (Cont'd)
    Freddie Mac                                6.000      11/20/2015    $    1,000,000    $     998,733
    Freddie Mac                                5.270      09/06/2017         1,915,000        1,892,319
    Freddie Mac                                5.000      02/25/2019         1,300,000        1,274,502
    Freddie Mac                                5.700      03/11/2019         2,000,000        1,967,586
    United States Treasury                     3.625      01/15/2010           750,000          727,764
    United States Treasury^                    4.125      08/15/2008         1,000,000          990,703

INDUSTRIAL - 2.2%
    Clark Equipment Co.                        8.000      05/01/2023           500,000          618,547
    FedEx Corp                                 8.760      05/22/2015         1,500,000        1,681,890
    Goodrich Corp.                             6.800      02/01/2018         1,000,000        1,054,019
    Koninklijke Philips Electronics            7.250      08/15/2013         1,000,000        1,092,542
    Northrop Grumman                           6.250      01/15/2010           750,000          766,514
    Siemens*                                   6.125      08/17/2026         1,500,000        1,537,646
    Thomas & Betts Corp.                       7.250      06/01/2013         1,800,000        1,887,597

MORTGAGE SECURITIES - 4.8%
    Fannie Mae Pool                            6.500      12/01/2032           788,473          806,177
    Fannie Mae Pool                            7.000      04/01/2033         1,251,225        1,287,054
    Fannie Mae Pool                            5.033      10/01/2035         1,332,775        1,315,278
    Freddie Mac Gold Pool                      6.500      06/01/2024         1,040,303        1,066,335
    Freddie Mac Gold Pool                      6.500      09/01/2031         1,088,199        1,115,502
    Freddie Mac Gold Pool                      7.000      10/01/2031         1,575,206        1,624,131
    Freddie Mac Gold Pool                      6.500      02/01/2032         1,436,873        1,469,167
    Freddie Mac Gold Pool                      6.500      08/01/2032         1,231,291        1,258,966
    Freddie Mac Gold Pool                      6.500      12/01/2032         1,831,780        1,873,431
    Freddie Mac Gold Pool                      6.500      04/01/2033           822,649          841,354
    Freddie Mac Gold Pool                      6.500      10/01/2034         1,278,117        1,306,843
    Ginnie Mae II pool                         5.500      07/20/2033         1,218,563        1,207,817
    Ginnie Mae II pool                         5.500      09/20/2035         2,327,386        2,304,822
    Ginnie Mae II pool                         6.000      10/20/2035         1,362,681        1,376,430

TECHNOLOGY - 0.6%
    First Data Corp.                           4.700      08/01/2013         1,000,000          959,572
    Int'l Business Machines                    8.375      11/01/2019         1,000,000        1,257,981

UTILITIES - 2.6%
    Constellation Energy Group, Inc.           4.550      06/15/2015         1,250,000        1,151,886
    Dominion Resources, Inc.                   7.195      09/15/2014         2,000,000        2,178,798


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------

Fixed Income Securities, Cash Collateral                                        Shares/
and Repurchase Agreement                      Coupon        Maturity          Principal           Value
------------------------------------------  --------    ------------    ---------------   -------------
UTILITIES - 2.6% (Cont'd)
    Entergy Gulf States, Inc.                  5.250      08/01/2015    $    1,750,000    $   1,639,778
    Indianapolis Power & Light Co.             8.000      10/15/2006           675,000          675,525
    Jersey Central Power & Light Co.           6.750      11/01/2025           750,000          757,318
    Northern States Power                      8.000      08/28/2012         1,000,000        1,134,909
    PSEG Power LLC                             5.500      12/01/2015         1,000,000          979,102
    TXU Electric Delivery Co.                  6.375      01/15/2015         1,000,000        1,032,907
    TXU Energy Co. LLC                         7.000      03/15/2013           500,000          525,144
                                                                                          --------------
TOTAL FIXED-INCOME SECURITIES - 32.4%
        (Cost $126,668,800)                                                                 127,009,974

INVESTMENT OF CASH COLLATERAL - 15.6%
        CSFB Enhanced Liquidity Fund                                        61,792,342       61,792,342

REPURCHASE AGREEMENT - 0.8%
        Fifth Third Bank, 4.80%, 10/2/06,
        dated 9/29/06, with maturity value of
        $3,015,344 (Collateralized by $3,125,000
        Fannie Mae obligation, 5.00%,
        9/7/10, market value $3,106,228)                                   $    3,014,138        3,014,138
                                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES - 115.4%
        (Cost $407,592,586)                                                                    453,909,773

OTHER ASSETS LESS LIABILITIES - (15.4%)                                                        (60,492,305)
                                                                                             --------------
TOTAL NET ASSETS - 100.0%                                                                    $ 393,417,468
                                                                                             ==============




* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2006, the aggregate market value of these securities amounted to $2,102,446 or .53% of net assets. ^ A portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on $60,059,935 and the total value of the collateral held by fund is $61,792,342.


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------


                                                                          Principal
Fixed Income Securities                       Coupon       Maturity          Amount           Value
-----------------------------------------    -------     ----------    ------------    ------------
BASIC MATERIALS - 4.3%
    AK Steel Corp.^                            7.875     02/15/2009    $  2,250,000    $  2,244,374
    Appleton Papers, Inc.                      8.125     06/15/2011       2,000,000       1,999,999
    Cascades, Inc.                             7.250     02/15/2013       1,000,000         975,000
    Century Aluminum Co.                       7.500     08/15/2014       2,000,000       2,000,000
    CRA Finance USA Ltd.                       7.125     12/01/2013         500,000         561,860
    Eastman Chemical Co.                       7.250     01/15/2024       3,000,000       3,176,481
    Equistar Chemicals LP                     10.125     09/01/2008         630,000         666,225
    Placer Dome, Inc.                          7.750     06/15/2015       1,500,000       1,689,143
    Westvaco Corp.                             7.650     03/15/2027       2,250,000       2,360,408
    Weyerhaeuser Co.                           6.950     08/01/2017       1,955,000       2,056,539

COMMUNICATIONS - 10.5%
    ABC, Inc.                                  8.750     08/15/2021       1,242,000       1,599,674
    Bell Canada                                9.500     10/15/2010       2,250,000       2,569,964
    CBS Corp.                                  8.625     08/01/2012         750,000         844,809
    Cingular Wireless Srvcs                    8.750     03/01/2031       2,000,000       2,553,297
    Comcast Cable Communications               8.500     05/01/2027       1,000,000       1,227,984
    COX Communications, Inc.                   6.850     01/15/2018       1,250,000       1,300,659
    COX Enterprises, Inc.*                     7.375     07/15/2027       1,000,000       1,078,513
    CSC Holdings, Inc.^                        7.625     04/01/2011       2,000,000       2,052,499
    Deutsche Telekom Int'l                     8.000     06/15/2010       2,000,000       2,183,384
    Echostar DBS Corp.                         6.625     10/01/2014       2,000,000       1,917,500
    GCI, Inc.                                  7.250     02/15/2014       2,500,000       2,412,500
    GTE Corp.                                  8.750     11/01/2021       1,500,000       1,816,929
    Michigan Bell Telephone Co.                7.850     01/15/2022       2,000,000       2,209,872
    New York Telephone Co.                     6.125     01/15/2010       1,000,000       1,010,137
    News America Holdings, Inc.                8.000     10/17/2016       1,000,000       1,153,213
    News America Holdings, Inc.                8.250     08/10/2018       2,000,000       2,353,906
    Nextel Communications, Inc.^               7.375     08/01/2015       2,800,000       2,894,396
    Pacific Bell                               7.250     11/01/2027       2,000,000       2,083,604
    Rogers Cable, Inc.                         6.250     06/15/2013       2,000,000       1,975,000
    Tele-Communications-TCI Group              9.800     02/01/2012       2,000,000       2,362,352
    Turner Broadcasting System, Inc.           8.375     07/01/2013         750,000         843,258
    TW, Inc.                                   9.125     01/15/2013       1,000,000       1,165,643
    TW, Inc.                                   7.250     10/15/2017       1,000,000       1,079,988
    Verizon New Jersey, Inc.                   8.000     06/01/2022       1,000,000       1,107,431
    Walt Disney Co.                            6.300     01/25/2022       1,000,000         993,360

CONSUMER, CYCLICAL - 10.7%
    AmeriQual Group LLC*                       9.500     04/01/2012       2,000,000       2,049,999
    Auburn Hills Trust                        12.375     05/01/2020         400,000         592,805
    Autozone, Inc.                             5.500     11/15/2015       2,500,000       2,369,360

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------


                                                                          Principal
Fixed Income Securities                       Coupon       Maturity          Amount           Value
-----------------------------------------    -------     ----------    ------------    ------------
CONSUMER, CYCLICAL - 10.7% (Cont'd)
    Brown Shoe Co., Inc.                       8.750     05/01/2012    $  2,640,000    $  2,745,600
    DaimlerChrysler                            6.500     11/15/2013       2,500,000       2,563,673
    Darden Restaurants, Inc.                   7.125     02/01/2016       2,000,000       2,139,518
    Harrah's Operating Co., Inc.               5.375     12/15/2013       2,500,000       2,338,160
    Majestic Star Casino LLC                   9.500     10/15/2010       2,000,000       2,052,500
    Mandalay Resort Group                      9.375     02/15/2010       2,000,000       2,127,500
    May Department Stores Co.                 10.250     01/01/2021       2,235,000       2,985,327
    McDonald's Corp.                           7.310     09/15/2027       2,500,000       2,542,730
    Meritor Automotive, Inc.                   6.800     02/15/2009         348,000         334,950
    Mohawk Industries, Inc.                    7.200     04/15/2012       2,000,000       2,090,566
    MTR Gaming Group, Inc.                     9.750     04/01/2010       1,750,000       1,841,875
    OED Corp.                                  8.750     04/15/2012       2,000,000       2,000,000
    Sabre Holdings Corp.                       7.350     08/01/2011       2,000,000       2,081,748
    Standard-Pacific Corp.^                    9.250     04/15/2012       2,000,000       1,920,000
    Station Casinos, Inc.                      6.875     03/01/2016       2,000,000       1,870,000
    Technical Olympic USA, Inc.^               9.000     07/01/2010       2,500,000       2,387,500
    Toro Co.                                   7.800     06/15/2027       2,050,000       2,332,779
    WCI Communities, Inc.^                     9.125     05/01/2012       2,500,000       2,237,500

CONSUMER, NON-CYCLICAL - 4.5%
    Anheuser-Busch Cos., Inc.                  7.125     07/01/2017       2,500,000       2,603,640
    Archer-Daniels-Midland Co.                 8.375     04/15/2017       1,000,000       1,220,288
    Biovail Corp.                              7.875     04/01/2010       2,500,000       2,499,999
    ConAgra Foods, Inc.                        9.750     03/01/2021       1,500,000       1,938,146
    HCA, Inc.                                  7.190     11/15/2015       2,000,000       1,666,888
    President and Fellows of Harvard           6.300     10/01/2037       1,000,000       1,068,530
    Rent-A-Center, Inc.                        7.500     05/01/2010       2,040,000       2,029,800
    Teva Pharmaceutical Finance                6.150     02/01/2036       3,000,000       2,886,393
    Valassis Communications, Inc.              6.625     01/15/2009       2,550,000       2,543,319

DIVERSIFIED - 0.6%
    Leucadia Nat'l Corp.                       7.000     08/15/2013       2,500,000       2,525,000

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------



                                                                          Principal
Fixed Income Securities                       Coupon       Maturity          Amount           Value
-----------------------------------------    -------     ----------    ------------    ------------
ENERGY - 4.8%
    Anadarko Petroleum Corp.                   7.200     03/15/2029    $  2,860,000    $  3,112,420
    Burlington Resources, Inc.                 9.125     10/01/2021         700,000         937,697
    ConocoPhillips                             7.125     03/15/2028       1,000,000       1,037,215
    Duke Capital LLC                           8.000     10/01/2019       5,000,000       5,809,250
    Louisiana Land & Exploration               7.625     04/15/2013       1,000,000       1,115,459
    Louisiana Land & Exploration               7.650     12/01/2023         750,000         905,892
    Noble Drilling Corp.                       7.500     03/15/2019       2,350,000       2,671,438
    Devon OEI Operating, Inc.                  7.500     09/15/2027       2,500,000       2,865,315
    USX Corp.                                  9.375     02/15/2012         750,000         882,100
    USX Corp.                                  9.375     05/15/2022         200,000         266,003

FINANCIAL - 23.4%
    Amvescap PLC                               5.375     02/27/2013       2,000,000       1,971,588
    Bankers Trust Corp.                        7.500     11/15/2015       2,500,000       2,826,107
    Chase Capital I                            7.670     12/01/2026       2,000,000       2,081,710
    Cigna Corp.                                7.650     03/01/2023       1,500,000       1,674,901
    Cigna Corp.                                7.875     05/15/2027       1,000,000       1,171,770
    CIT Capital Trust I                        7.700     02/15/2027       2,000,000       2,081,309
    Citigroup, Inc.                            6.000     10/31/2033       3,000,000       3,036,081
    Comerica Bank                              7.125     12/01/2013       1,500,000       1,531,023
    Comerica Bank                              8.375     07/15/2024         800,000         925,934
    Countrywide Capital I                      8.000     12/15/2026       2,516,000       2,525,986
    E*Trade Financial Corp.                    8.000     06/15/2011       2,500,000       2,587,500
    Fairfax Financial Holdings Ltd.^           7.750     04/26/2012       1,000,000         930,000
    Fidelity Nat'l Financial, Inc.             7.300     08/15/2011       2,500,000       2,630,113
    GAMCO Investors, Inc.                      5.500     05/15/2013       1,000,000         979,886
    General Electric Capital Corp.             5.000     03/30/2019       3,000,000       2,792,937
    GMAC LLC                                   6.125     08/28/2007       2,000,000       1,997,150
    Goldman Sachs Group LP*                    8.000     03/01/2013       2,500,000       2,816,993
    Hartford Financial Srvcs Group             7.300     11/01/2015       1,500,000       1,682,316
    HSBC America Capital Trust II*             8.380     05/15/2027       1,000,000       1,056,365
    HSBC Finance Corp.^                        6.375     08/01/2010       1,000,000       1,040,089
    Jefferies Group, Inc.                      7.750     03/15/2012       2,555,000       2,802,309
    JPM Capital Trust II                       7.950     02/01/2027       1,000,000       1,043,543
    JPMorgan Chase & Co.                       6.625     03/15/2012         500,000         530,318
    Kingsway America, Inc.                     7.500     02/01/2014       2,500,000       2,547,878
    Lehman Brothers Holdings, Inc.             8.500     08/01/2015       2,000,000       2,402,558
    Lincoln Nat'l Corp.                        7.000     03/15/2018         891,000         979,205
    Loews Corp.                                8.875     04/15/2011       1,440,000       1,624,539
    MBIA, Inc.                                 5.700     12/01/2034       1,500,000       1,444,629
    MBNA Capital A                             8.278     12/01/2026       2,000,000       2,089,500


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------


                                                                          Principal
Fixed Income Securities                       Coupon       Maturity          Amount           Value
-----------------------------------------    -------     ----------    ------------    ------------
FINANCIAL - 23.4% (Continued)
    Mellon Capital II                          7.995     01/15/2027    $  1,000,000    $  1,045,035
    Merrill Lynch & Co., Inc.                  6.750     06/01/2028       2,000,000       2,213,072
    Morgan Stanley                             6.250     08/09/2026       3,500,000       3,623,330
    NCNB Corp.                                10.200     07/15/2015       1,000,000       1,317,524
    Ohio Nat'l Financial Srvcs*                7.000     07/15/2011       2,000,000       2,123,060
    Provident Cos., Inc.                       7.000     07/15/2018       2,500,000       2,573,240
    Providian Capital I*                       9.525     02/01/2027       2,000,000       2,113,950
    Republic New York Corp.                    9.125     05/15/2021       1,000,000       1,301,326
    Royal Bank of Canada                       5.650     07/20/2011       3,000,000       3,066,876
    Santander Financial Issuances              6.375     02/15/2011         750,000         781,169
    Societe Generale                           5.500     09/22/2017       2,000,000       1,934,040
    SunAmerica, Inc.                           8.125     04/28/2023       2,000,000       2,493,500
    SunTrust Banks, Inc.                       6.000     02/15/2026       1,880,000       1,941,448
    SunTrust Capital II                        7.900     06/15/2027         737,000         770,195
    Transamerica Capital II*                   7.650     12/01/2026       2,500,000       2,805,623
    Travelers Property Casualty Corp.          7.750     04/15/2026       2,000,000       2,365,946
    Union Planters Capital Trust A             8.200     12/15/2026       2,750,000       2,866,952
    US Trust Capital Trust A*                  8.414     02/01/2027       1,000,000       1,048,061
    Washington Mutual, Inc.                    8.250     04/01/2010       2,500,000       2,714,065
    XL Capital Ltd.                            6.375     11/15/2024       3,000,000       3,082,800

GOVERNMENT - 9.0%
    Fannie Mae                                 6.000     12/14/2012       3,000,000       2,999,063
    Fannie Mae                                 5.600     07/27/2015       2,000,000       1,981,875
    Fannie Mae                                 6.000     03/09/2021       2,000,000       1,988,750
    Federal Farm Credit Bank                   5.600     11/21/2012       2,000,000       1,993,750
    Federal Farm Credit Bank                   5.600     10/04/2013       2,000,000       1,986,875
    Federal Farm Credit Bank                   5.600     08/18/2014       3,615,000       3,584,498
    Federal Home Loan Bank System              6.000     04/28/2011       3,000,000       3,000,938
    Federal Home Loan Bank System              5.650     04/28/2015       3,500,000       3,470,469

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------


                                                                          Principal
Fixed Income Securities                       Coupon       Maturity          Amount           Value
-----------------------------------------    -------     ----------    ------------    ------------
GOVERNMENT - 9.0% (Continued)
    Federal Home Loan Bank System              5.600     08/24/2015    $  3,000,000    $  2,969,063
    Freddie Mac                                5.625     04/21/2015       3,500,000       3,450,587
    Freddie Mac                                5.500     07/28/2015       3,000,000       2,967,255
    Freddie Mac                                5.000     01/31/2017       2,500,000       2,450,638
    Freddie Mac                                5.000     02/25/2019       2,000,000       1,960,772
    Freddie Mac                                6.500     06/14/2024       2,000,000       1,993,764

INDUSTRIAL - 7.8%
    Burlington Northern, Inc.                  8.750     02/25/2022       2,000,000       2,576,995
    Case New Holland, Inc.                     9.250     08/01/2011       2,500,000       2,650,000
    Caterpillar, Inc.^                         6.050     08/15/2036       2,500,000       2,602,505
    Clark Equipment Co.                        8.000     05/01/2023         500,000         618,547
    CSX Transportation, Inc.                   9.750     06/15/2020       1,500,000       2,024,237
    FedEx Corp                                 9.650     06/15/2012       1,047,000       1,260,550
    FedEx Corp                                 7.630     01/01/2015       1,000,000       1,053,550
    FedEx Corp                                 8.760     05/22/2015         750,000         840,945
    Goodrich Corp.                             6.800     02/01/2018       1,000,000       1,054,019
    Gulfmark Offshore, Inc.                    7.750     07/15/2014       2,375,000       2,386,875
    Ingersoll-Rand Co.                         9.000     08/15/2021         305,000         398,410
    Koninklijke Philips Electronics            7.250     08/15/2013       2,000,000       2,185,084
    Northrop Grumman                           9.375     04/15/2021       1,000,000       1,318,616
    Pactiv Corp.                               7.950     12/15/2025       2,500,000       2,757,675
    Siemens*                                   6.125     08/17/2026       2,000,000       2,050,194
    Stagecoach Transport Holdings              8.625     11/15/2009         500,000         537,017
    Teekay Shipping Corp.                      8.875     07/15/2011       1,500,000       1,582,500
    Thomas & Betts Corp.                       7.250     06/01/2013       2,500,000       2,621,663
    United Technologies Corp.                  8.750     03/01/2021       1,000,000       1,282,292

MORTGAGE SECURITIES - 15.7%
    Countrywide Alternative Loan               7.000     02/25/2036       2,800,049       2,823,908
    Credit Suisse Mortgage Capital             6.500     03/25/2036         932,698         945,215
    Fannie Mae Pool                            6.500     07/01/2029         872,501         893,998
    Fannie Mae Pool                            6.500     08/01/2029       1,141,517       1,169,642
    Fannie Mae Pool                            7.000     02/01/2032       2,356,811       2,433,098
    Fannie Mae Pool                            7.000     03/01/2032       2,228,890       2,294,042
    Fannie Mae Pool                            6.500     04/01/2032       1,870,811       1,912,092
    Fannie Mae Pool                            6.500     06/01/2032       2,745,089       2,805,661
    Fannie Mae Pool                            6.000     11/01/2032       2,471,330       2,491,943
    Fannie Mae Pool                            6.500     12/01/2032       2,244,114       2,294,504
    Fannie Mae Pool                            7.000     04/01/2033       1,957,044       2,013,085
    Fannie Mae Pool                            6.000     04/01/2035       2,401,298       2,417,647
    Fannie Mae Pool                            5.033     10/01/2035       2,235,906       2,206,552

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------


                                                                          Principal
Fixed Income Securities                       Coupon       Maturity          Amount           Value
-----------------------------------------    -------     ----------    ------------    ------------
MORTGAGE SECURITIES - 15.7% (Cont'd)
    Fannie Mae Pool                            7.000     08/01/2036    $  2,997,610    $  3,079,236
    Freddie Mac Gold Pool                      6.500     06/01/2024       2,427,374       2,488,115
    Freddie Mac Gold Pool                      6.500     09/01/2031       1,779,982       1,824,643
    Freddie Mac Gold Pool                      7.000     10/01/2031       2,688,219       2,771,713
    Freddie Mac Gold Pool                      6.500     02/01/2032       2,301,246       2,352,968
    Freddie Mac Gold Pool                      6.500     05/01/2032       3,119,743       3,189,861
    Freddie Mac Gold Pool                      7.000     05/01/2032       3,218,931       3,313,187
    Freddie Mac Gold Pool                      6.500     08/01/2032       1,641,721       1,678,620
    Freddie Mac Gold Pool                      6.500     04/01/2033       2,467,946       2,524,062
    Freddie Mac Gold Pool                      7.000     09/01/2033         863,498         889,464
    Freddie Mac Gold Pool                      6.500     10/01/2034       1,560,628       1,595,705
    Freddie Mac Gold Pool                      6.000     04/01/2035       2,507,183       2,520,956
    Freddie Mac Gold Pool                      6.000     10/01/2035       2,574,699       2,588,843
    Ginnie Mae II pool                         7.000     09/20/2029       2,346,564       2,415,389
    Ginnie Mae I pool                          7.000     06/15/2031       1,603,361       1,656,424
    Ginnie Mae II pool                         6.000     10/20/2035       2,699,888       2,727,128

TECHNOLOGY - 0.5%
    Int'l Business Machines                    8.375     11/01/2019       1,755,000       2,207,757

UTILITIES - 6.2%
    Commonwealth Edison Co.                    6.950     07/15/2018       2,000,000       2,110,824
    Constellation Energy Group, Inc.           4.550     06/15/2015       2,000,000       1,843,018
    Dominion Resources, Inc.                   8.125     06/15/2010       2,500,000       2,722,968
    Entergy Louisiana LLC                      5.090     11/01/2014       2,500,000       2,366,250
    Hydro Quebec                               8.400     01/15/2022         300,000         393,996
    Indianapolis Power & Light Co.             7.050     02/01/2024       1,000,000       1,014,839
    Jersey Central Power & Light Co.           6.750     11/01/2025       1,619,000       1,634,797

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
---------------------------------------------------------


Fixed Income Securities, Cash Collateral                                    Shares/
and Repurchase Agreement                      Coupon       Maturity       Principal           Value
-----------------------------------------    -------     ----------    ------------    ------------
UTILITIES - 6.2% (Continued)
    Ohio Power Co.                             6.375     07/15/2033    $  2,000,000    $  1,956,316
    PSEG Power LLC                             5.500     12/01/2015       1,500,000       1,468,653
    Reliant Energy HL&P                        9.150     03/15/2021       2,300,000       2,947,519
    Southern Co Capital Funding, Inc.          5.750     11/15/2015       2,000,000       2,008,524
    TXU Electric Delivery Co.                  6.375     01/15/2015       1,000,000       1,032,907
    TXU Energy Co. LLC                         7.000     03/15/2013       2,000,000       2,100,576
    United Utilities PLC                       5.375     02/01/2019       2,000,000       1,907,748
                                                                                      -------------
TOTAL FIXED INCOME SECURITIES - 98.0%
    (Cost $397,997,368)                                                                 401,328,596

INVESTMENT OF CASH COLLATERAL - 3.7%
    CSFB Enhanced Liquidity Fund                                         14,981,423      14,981,423

REPURCHASE AGREEMENT - 0.7%
    Fifth Third Bank, 4.80%, 10/2/06,
    dated 9/29/06, with maturity value of
    $3,026,216 (Collateralized by $3,135,000
    Fannie Mae obligation, 5.00%,
    9/7/10, market value $3,116,168)                                   $  3,025,006       3,025,006
                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES - 102.4%
    (Cost $416,003,797)                                                                 419,335,025

OTHER ASSETS LESS LIABILITIES - (2.4%)                                                   (9,936,993)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $409,398,032
                                                                                       =============



^ A portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities $14,614,918 and the total market value of the collateral held by fund is $14,981,423.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2006, the aggregate market value of these securities amounted to $15,092,564 or 3.69% of net assets.

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------------



Common Stock                     Shares      Value       Common Stock                       Shares        Value
-------------------------------- ------  ---------       ---------------------------------- ------  -----------
BASIC MATERIALS - 0.6%                                   CONSUMER, NON-CYCLICAL - 27.3% (Cont'd)
    Carpenter Technology Corp.    1,300  $ 139,763           AstraZeneca PLC - ADR           3,500  $   218,750
    Phelps Dodge Corp.              700     59,290           Becton Dickinson & Co.          1,700      120,139
                                                             Biogen Idec, Inc.*              3,000      134,040
COMMUNICATIONS - 11.8%                                       Cardinal Health, Inc.           2,550      167,637
    America Movil - ADR           5,750    226,378           Caremark Rx, Inc.               2,700      153,009
    Cisco Systems, Inc.*         30,900    710,082           Celgene Corp.*                  4,000      173,200
    Corning, Inc.*               10,500    256,305           Coca-Cola Co./The               5,650      252,442
    eBay, Inc.*^                 15,000    425,400           Eli Lilly & Co.                 2,300      131,100
    Google, Inc.*^                1,500    602,850           Endo Pharmaceuticals*           3,000       97,650
    IAC/InterActiveCorp.*         3,400     97,784           Forest Laboratories, Inc.*      2,100      106,281
    McGraw-Hill Cos., Inc./The    3,000    174,090           Genentech, Inc.*                5,350      442,445
    Motorola, Inc.                8,550    213,750           Genzyme Corp.*                  2,450      165,302
    Qualcomm, Inc.               12,900    468,915           Gilead Sciences, Inc.*          4,250      292,273
    Sprint Nextel Corp.^          6,794    116,517           Johnson & Johnson              11,500      746,810
    Walt Disney Co.               6,000    185,460           McKesson Corp.                  3,000      158,160
    Yahoo!, Inc.*^               12,000    303,360           Medtronic, Inc.                 7,800      362,232
                                                             Monster Worldwide, Inc.*        2,750       99,523
CONSUMER, CYCLICAL - 12.2%                                   Moody's Corp.^                  2,550      166,719
    Bed Bath & Beyond, Inc.*^     3,800    145,388           PepsiCo., Inc.                  7,550      492,713
    Best Buy Co., Inc.            3,050    163,358           Pfizer, Inc.                   14,775      419,019
    Chico's FAS, Inc.*            5,500    118,415           Procter & Gamble Co.           13,300      824,334
    Coach, Inc.*                  4,650    159,960           Quest Diagnostics, Inc.^        2,650      162,074
    Coldwater Creek, Inc.*^       3,600    103,536           St Jude Medical, Inc.*          2,250       79,403
    CVS Corp.                     5,000    160,600           Stryker Corp.                   2,550      126,455
    Guess ?, Inc.*^               2,300    111,619           Teva Pharmaceutical             6,100      207,949
    Harrah's Entertainment, Inc.  2,050    136,182           UnitedHealth Group, Inc.       11,000      541,200
    Home Depot, Inc.              9,800    355,446           Varian Medical Systems*^        2,500      133,475
    Int'l Game Tech.              5,250    217,875           WellPoint, Inc.*                4,000      308,200
    Kohl's Corp.*                 2,400    155,808           Wyeth                           2,600      132,184
    Las Vegas Sands Corp.*^       2,500    170,875
    Life Time Fitness, Inc.*.^    2,400    111,096       ENERGY - 5.3%
    Lowe's Cos., Inc.            12,300    345,138           Baker Hughes, Inc.              1,200       81,840
    Nike, Inc.                    1,650    144,573           Cameron Int'l Corp.*            1,500       72,465
    Scientific Games Corp.*^      4,000    127,200           ConocoPhillips                  1,499       89,235
    Staples, Inc.                 8,250    200,723           Core Laboratories NV*             500       31,900
    Starbucks Corp.*^             5,050    171,953           EOG Resources, Inc.             1,450       94,323
    Target Corp.                  4,000    221,000           Exxon Mobil Corp.               4,644      311,612
    Urban Outfitters, Inc.*^      3,000     53,160           Foundation Coal Holdings        1,200       38,844
    Wal-Mart Stores, Inc.        11,000    542,520           Grant Prideco, Inc.*            1,250       47,538
                                                             Halliburton Co.                 6,600      187,770
CONSUMER, NON-CYCLICAL - 27.3%                               Occidental Petroleum Corp.      1,350       64,949
    Abbott Laboratories           5,300    257,368           Peabody Energy Corp.            2,550       93,789
    Altria Group, Inc.            4,700    359,785           Schlumberger Ltd.               4,700      291,541
    Amgen, Inc.*                  7,600    543,628           Smith Int'l, Inc.               2,950      114,460
    Archer-Daniels-Midland Co.    4,400    166,672           Ultra Petroleum Corp.*          1,050       50,516

See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
----------------------------------------------------


                                                     Common Stock, Cash Collateral and     Shares/
Common Stock                     Shares      Value   Repurchase Agreement                Principal        Value
-------------------------------- ------  ---------   ----------------------------------- ---------  -----------
ENERGY - 5.3% (Cont'd)                               TECHNOLOGY - 19.3%
    Valero Energy Corp.             800  $  41,176           Adobe Systems, Inc.*            5,450  $   204,157
    Weatherford Int'l*            2,300     95,956           Altera Corp.*^                  9,000      165,420
                                                             Apple Computer, Inc.*           4,600      354,108
FINANCIAL - 11.1%                                            Applied Materials, Inc.        12,000      212,760
    American Express Co.          5,300    297,224           Autodesk, Inc.*                 3,000      104,340
    American Int'l Group          6,837    453,020           Broadcom Corp.*^                5,675      172,180
    BlackRock, Inc.               1,150    171,350           Citrix Systems, Inc.*           3,000      108,630
    Cbot Holdings, Inc.*          1,300    157,027           Cognizant Technology*           1,400      103,614
    Chicago Mercantile              500    239,125           Dell, Inc.*                     6,100      139,324
    Citigroup, Inc.               8,516    422,990           Electronic Arts, Inc.*          4,050      226,152
    E*Trade Financial Corp.*      4,150     99,268           EMC Corp.*                     18,200      218,036
    Franklin Resources, Inc.      2,000    211,500           First Data Corp.                5,050      212,100
    Goldman Sachs Group, Inc.^    2,400    406,008           Hewlett-Packard Co.             4,500      165,105
    Legg Mason, Inc.              1,000    100,860           IBM                             3,600      294,984
    Lehman Brothers               2,900    214,194           Lam Research Corp.*               800       36,264
    Merrill Lynch & Co., Inc.     4,000    312,880           Marvell Technology Group*^     10,900      211,133
    State Street Corp.            2,800    174,720           Maxim Integrated Products       8,200      230,256
    Wells Fargo & Co.             8,300    300,294           Microchip Technology, Inc.      5,650      183,173
                                                             Microsoft Corp.                35,200      962,720
INDUSTRIAL - 12.1%                                           Nat'l Semiconductor^            6,700      157,651
    3M Co.                        2,950    219,539           Network Appliance, Inc.*^       4,000      148,040
    Boeing Co.                    3,250    256,263           Nvidia Corp.*                   4,000      118,360
    Burlington Northern Santa Fe  2,200    161,568           Oracle Corp.*                  20,100      356,574
    Caterpillar, Inc.             2,850    187,530           Paychex, Inc.                   5,100      187,935
    Ceradyne, Inc.*^              2,250     92,453           SanDisk Corp.*^                 2,100      112,434
    CH Robinson Worldwide, Inc.^  2,350    104,763           SAP AG                          4,100      202,950
    Danaher Corp.                 2,800    192,276           Texas Instruments, Inc.         8,800      292,600
    Expeditors Int'l              1,950     86,931           Wipro Ltd.^                     7,000       92,750
    Garmin Ltd.^                  2,750    134,145           Xilinx, Inc.^                   9,200      201,940
    General Dynamics Corp.        3,050    218,594                                                  ------------
    General Electric Co.         26,400    931,920       TOTAL COMMON STOCK - 99.7%
    Honeywell Int'l, Inc.         4,100    167,690           (Cost $31,380,879)                      31,959,883
    Illinois Tool Works, Inc.     3,300    148,170
    Joy Global, Inc.              2,550     95,804       INVESTMENT OF CASH COLLATERAL - 13.5%
    L-3 Communications^           1,400    109,662           CSFB Enhncd Liquidity Fund  4,343,000    4,343,000
    Lockheed Martin Corp.         1,300    111,878
    Norfolk Southern Corp.        2,350    103,518       TOTAL INVESTMENTS IN SECURITIES - 113.2%
    Thomas & Betts Corp.*         1,850     88,264           (Cost $35,723,879)                      36,302,883
    United Parcel Service, Inc.   3,400    244,596
                                                         OTHER ASSETS LESS LIABILITIES - (13.2%)     (4,234,186)
                                                                                                    ------------
                                                             TOTAL NET ASSETS - 100.0%              $32,068,697
                                                                                                    ============



* Securities are non-income producing
^ A portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $4,207,870 and the total market value of the collateral held by fund is $4,343,000. ADR - American Depository Receipts
See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

a) Security Valuation
     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Repurchase Agreements

     The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

c)  Securities Lending

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in the CSFB Enhanced Liquidity Fund (the "Enhanced Fund"), a series of CSFB Securities Lending Fund, LLC. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in the Enhanced Fund. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time.

d) At September 30, 2006, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $242,435,420    $49,184,352     ($ 8,829,160)   $40,355,192
Balanced Fund             $407,592,586    $55,223,677     ($ 8,906,490)   $46,317,187
Retirement Income Fund    $416,003,797    $ 8,424,993     ($ 5,093,765)   $ 3,331,228
Cornerstone Stock Fund    $ 35,723,879    $ 1,991,364     ($ 1,412,360)   $   579,004


Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 27, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 27, 2006



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  November 27, 2006